Zevenbergen Growth Fund
Schedule of Investments
As of September 30, 2022 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 98.4%
	CONSUMER DISCRETIONARY ― 39.7%
28,900	Airbnb, Inc. (a)	$3,035,656
38,035	Amazon.com, Inc. (a)	4,297,955
6,015	MercadoLibre, Inc. (a)	4,979,097
4,000	Netflix, Inc. (a)	941,760
49,400	On Holding AG ― ADR (a)	792,870
31,500	Tesla, Inc. (a)	8,355,375
90,800	The Trade Desk, Inc. (a)	5,425,300
109,560	Uber Technologies, Inc. (a)	2,903,340
6,740	Wingstop, Inc.	845,331
		31,576,684
	CONSUMER STAPLES ― 0.3%
2,400	Celsius Holdings, Inc. (a)	217,632

	ENERGY ― 4.9%
11,200	Enphase Energy, Inc. (a)	3,107,664
6,000	First Solar, Inc. (a)	793,620
		3,901,284
	FINANCE AND INSURANCE ― 3.6%
10,000	Coinbase Global, Inc. (a)	644,900
29,550	Silvergate Capital Corporation (a)	2,226,592
		2,871,492
	HEALTH CARE ― 7.5%
55,500	Exact Sciences Corporation (a)	1,803,195
4,250	Repligen Corp. (a)	795,217
12,100	Seagen Inc. (a)	1,655,643
10,360	Veeva Systems Inc. (a)	1,708,157
		5,962,212
	INDUSTRIALS ― 11.2%
19,915	Axon Enterprise, Inc. (a)	2,305,161
21,050	Bill.com Holdings, Inc. (a)	2,786,389
10,145	Paylocity Holding Corporation (a)	2,450,829
25,000	Block, Inc. (a)	1,374,750
		8,917,129

	REAL ESTATE ― 1.7%
48,000	Zillow Group, Inc. Class C (a)	1,373,280

	TECHNOLOGY ― 29.5%
14,500	Cloudflare, Inc. (a)	801,995
10,250	CrowdStrike Holdings, Inc. (a)	1,689,303
90,650	DoubleVerify Holdings, Inc. (a)	2,479,277
54,165	Global-E Online Ltd. ― ADR (a)	1,449,455
5,275	MongoDB, Inc. (a)	1,047,404
20,560	NVIDIA Corporation	2,495,778
6,450	Palo Alto Networks, Inc. (a)	1,056,445
5,350	ServiceNow, Inc. (a)	2,020,214
119,100	Shopify Inc. ― ADR (a)	3,208,554
15,910	Snowflake Inc. (a)	2,704,064
46,700	Sprout Social, Inc. (a)	2,833,756
27,650	Unity Software Inc. (a)	880,929
14,000	Xometry, Inc. (a)	795,060
		23,462,234

	TOTAL COMMON STOCKS
	(Cost $76,713,921)	$78,281,947

	SHORT-TERM INVESTMENT ― 2.8%
2,204,334	First American U.S. Treasury Money Market Fund, Class Z, 2.69% (b)	2,204,334
	TOTAL SHORT-TERM INVESTMENT (Cost $2,204,334)	$2,204,334

	TOTAL INVESTMENTS ― 101.2% (Cost $78,918,255)	80,486,281
	Liabilities in Excess of Other Assets ― (1.2)%	(971,790)
	TOTAL NET ASSETS ― 100.0%	$79,514,491

ADR:	American Depositary Receipt.
(a):	Non Income Producing.
(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2022.

Valuation of Investments (Unaudited)

The Zevenbergen Growth Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2022:

Zevenbergen Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$78,281,947	$-	$-	$78,281,947
Short-Term Investment	2,204,334	-	-	2,204,334
Total	$80,486,281	$-	$-	$80,486,281

Please refer to the Schedule of Investments for further classification.